Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 28,953,780	$ 11,159,610
Restricted cash-bank balances held on behalf of customers	2,142,615	3,242,989
Securities owned, at fair value	4,522,805	11,104,047
Receivables from broker-dealers and clearing organizations	13,852,846	33,342,254
Short-term loans receivable		7,126,021
Other receivables	60,413	534,437
Derivative assets, at fair value	1,801,095
Prepaids, deposits and other	2,095,800	2,534,684
Total current assets	53,429,354	69,044,042
Long term investment		1,436,142
Fixed assets, net	19,844,396	13,786,344
Right-of-use assets	593,678	1,160,563
Other assets	677,158	1,207,293
Total Assets	74,544,586	86,634,384
Current Liabilities
Payables to customers	22,548,699	23,829,192
Payables to broker-dealers and clearing organizations	15,059,984	24,963,524
Accrued expenses and other payables	2,198,697	1,923,305
Derivative liabilities, at fair value	3,009,166
Embedded derivative liabilities	878,420	2,292,056
Short-term borrowings	110,000	110,000
Lease liability - current	537,440	601,531
Due to director		146,671
Total current liabilities	44,342,406	53,866,279
Lease liability - noncurrent	83,480	618,705
Convertible debentures	1,597,404	4,061,735
Warrant liabilities	109,687	675,000
Total Liabilities	46,132,977	59,221,719
Commitments and Contingencies
Stockholders’ Equity
Preferred shares, $0.0001 par value, 2,500,000,000 shares authorized
Additional paid in capital	71,532,253	63,660,939
Accumulated deficit	(39,751,871)	(34,492,863)
Accumulated other comprehensive losses	(268,562)	(303,213)
Total LGHL shareholders’ equity	31,532,129	28,870,723
Non-controlling interest	(3,120,520)	(1,458,058)
Total shareholders’ equity	28,411,609	27,412,665
Total Liabilities and Stockholders’ Equity	74,544,586	86,634,384
Class A Ordinary Shares
Stockholders’ Equity
Ordinary shares, value	17,925	4,876
Class B Ordinary Shares
Stockholders’ Equity
Ordinary shares, value	$ 2,384	$ 984